Debt, cash and cash equivalents and lease liabilities - Summary of Net Debt by Type Valuation of Redemption (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Interest rate and currency derivatives used to manage debt	€ 139	€ 187	€ (56)
Total debt	16,531	19,218	20,250	€ 22,631
Cash and cash equivalents	(8,710)	(12,736)	(10,098)	€ (13,915)
Interest rate and currency derivatives used to manage cash and cash equivalents	(28)	(45)	(169)
Net debt	7,793	6,437	9,983
Value on redemption
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Bond issues	15,134	18,861	19,946
Other bank borrowings	1,248	286	184
Other borrowings	6	6	40
Bank credit balances	203	168	189
Interest rate and currency derivatives used to manage debt	(18)	(48)	(45)
Total debt	16,573	19,273	20,314
Cash and cash equivalents	(8,710)	(12,736)	(10,098)
Interest rate and currency derivatives used to manage cash and cash equivalents	(28)	(45)	(169)
Net debt	7,835	6,492	10,047
Value on redemption | Less than 1 year
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Bond issues	718	3,817	2,828
Other bank borrowings	1,118	187	163
Other borrowings	6	6	3
Bank credit balances	203	168	189
Interest rate and currency derivatives used to manage debt	(18)	(48)	(45)
Total debt	2,027	4,130	3,138
Cash and cash equivalents	(8,710)	(12,736)	(10,098)
Interest rate and currency derivatives used to manage cash and cash equivalents	(28)	(45)	(169)
Net debt	(6,711)	(8,651)	(7,129)
Value on redemption | 1 to 2 years
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Bond issues	2,600	600	3,629
Other bank borrowings	98	61	18
Other borrowings	0	0	0
Bank credit balances	0	0	0
Interest rate and currency derivatives used to manage debt	0	0	0
Total debt	2,698	661	3,647
Cash and cash equivalents	0	0	0
Interest rate and currency derivatives used to manage cash and cash equivalents	0	0	0
Net debt	2,698	661	3,647
Value on redemption | 2 to 3 years
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Bond issues	3,010	2,600	600
Other bank borrowings	1	0	2
Other borrowings	0	0	0
Bank credit balances	0	0	0
Interest rate and currency derivatives used to manage debt	0	0	0
Total debt	3,011	2,600	602
Cash and cash equivalents	0	0	0
Interest rate and currency derivatives used to manage cash and cash equivalents	0	0	0
Net debt	3,011	2,600	602
Value on redemption | 3 to 4 years
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Bond issues	1,150	4,160	1,750
Other bank borrowings	1	0	1
Other borrowings	0	0	0
Bank credit balances	0	0	0
Interest rate and currency derivatives used to manage debt	0	0	0
Total debt	1,151	4,160	1,751
Cash and cash equivalents	0	0	0
Interest rate and currency derivatives used to manage cash and cash equivalents	0	0	0
Net debt	1,151	4,160	1,751
Value on redemption | 4 to 5 years
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Bond issues	1,606	0	4,160
Other bank borrowings	1	0	0
Other borrowings	0	0	0
Bank credit balances	0	0	0
Interest rate and currency derivatives used to manage debt	0	0	0
Total debt	1,607	0	4,160
Cash and cash equivalents	0	0	0
Interest rate and currency derivatives used to manage cash and cash equivalents	0	0	0
Net debt	1,607	0	4,160
Value on redemption | More than 5 years
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Bond issues	6,050	7,684	6,979
Other bank borrowings	29	38	0
Other borrowings	0	0	37
Bank credit balances	0	0	0
Interest rate and currency derivatives used to manage debt	0	0	0
Total debt	6,079	7,722	7,016
Cash and cash equivalents	0	0	0
Interest rate and currency derivatives used to manage cash and cash equivalents	0	0	0
Net debt	6,079	7,722	7,016
Value on redemption | Non-current
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Cash and cash equivalents	0	0	0
Interest rate and currency derivatives used to manage cash and cash equivalents	0	0	0
Net debt	14,546	15,143	17,176
Value on redemption | Current
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Cash and cash equivalents	(8,710)	(12,736)	(10,098)
Interest rate and currency derivatives used to manage cash and cash equivalents	(28)	(45)	(169)
Net debt	(6,711)	(8,651)	(7,129)
Value on redemption | Non-current
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Bond issues	14,416	15,044	17,118
Other bank borrowings	130	99	21
Other borrowings	0	0	37
Bank credit balances	0	0	0
Interest rate and currency derivatives used to manage debt	0	0	0
Total debt	14,546	15,143	17,176
Value on redemption | Current
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Bond issues	718	3,817	2,828
Other bank borrowings	1,118	187	163
Other borrowings	6	6	3
Bank credit balances	203	168	189
Interest rate and currency derivatives used to manage debt	(18)	(48)	(45)
Total debt	€ 2,027	€ 4,130	€ 3,138